Basis of preparation (Tables)	12 Months Ended
Mar. 31, 2019
IFRS 15 [Member]
Basis Of Preparation [Line Items]
Summary of Impact of the Adoption of IFRS 15 on the Financial Statement

The impact of the adoption of IFRS 15 on opening retained earnings at 1 April 2018 is shown in note 2. The following tables show, for the year ended 31 March 2019, the impact had the IFRS 15 standard not been adopted on the financial statement line items affected for the income statement and balance sheet. There was no net impact on the key cash flow captions (net cash flow from operating activities, net cash flow from investing activities or net cash flow from financing activities).

Group income statement

Year ended 31 March 2019	As reported (IFRS 15) £m		Adjustments £m		Without adoption of IFRS 15 (IAS 18) £m

Revenue	23,428		(252)		23,176
Operating costs	(20,007)		1		(20,006)
Operating profit	3,421		(251)		3,170
Profit before tax	2,666		(251)		2,415
Tax	(507)		48		(459)
Profit for the year	2,159		(203)		1,956
Earnings per share – basic	21.8	p	(2.1	p)	19.7	p
Earnings per share – diluted	21.6	p	(2.0	p)	19.6	p

Group balance sheet

As at 31 March 2019	As reported (IFRS 15) £m	Adjustments £m	Without adoption of IFRS 15 (IAS 18) £m
Non-current assets
Contract assets	249	(249)	—
Trade and other receivables	445	(149)	296
Current assets
Contract assets	1,353	(1,353)	—
Trade and other receivables	3,222	180	3,402
Current tax receivable	110	296	406
Current liabilities
Trade and other payables	5,790	1,313	7,103
Contract liabilities	1,225	(1,225)	—
Total assets less current liabilities	36,685	(1,363)	35,322
Non-current liabilities
Other payables	1,479	102	1,581
Contract liabilities	200	(200)	—
Equity
Retained earnings	3,919	(1,265)	2,654
Total equity and non-current liabilities	36,685	(1,363)	35,322